Marketable debt securities - Changes in Bonds and Debentures (Details) - Marketable debt securities - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in financial instruments, Liabilities
Balance at beginning of year	€ 246,619	€ 217,966
Balance at year-end	261,977	246,619	€ 217,966
Bonds and debentures
Changes in financial instruments, Liabilities
Balance at beginning of year	195,498	176,719	183,278
Net inclusion of entities in the Group	0	0	11,426
Issues	64,184	68,306	62,260
Repurchases or redemptions	(52,462)	(48,319)	(66,871)
Exchange differences and other movements	1,235	(1,208)	(13,374)
Balance at year-end	208,455	195,498	176,719
Bonds and debentures | Banco Popular Espanol, S.A.
Changes in financial instruments, Liabilities
Net inclusion of entities in the Group	0	0	11,426
Bonds and debentures | Santander Consumer USA Holdings Inc.
Changes in financial instruments, Liabilities
Issues	15,631	15,627	11,242
Repurchases or redemptions	(14,517)	(11,939)	(10,264)
Bonds and debentures | Banco Santander (Brasil) S.A
Changes in financial instruments, Liabilities
Issues	13,227	16,422	16,732
Repurchases or redemptions	(12,817)	(14,802)	(23,187)
Bonds and debentures | Banco Santander S.A.
Changes in financial instruments, Liabilities
Issues	12,066	7,683	10,712
Bonds and debentures | Santander Consumer Finance, S.A.
Changes in financial instruments, Liabilities
Issues	5,150	3,605	2,508
Repurchases or redemptions	(2,550)	(2,366)	(1,618)
Bonds and debentures | Grupo Santander UK
Changes in financial instruments, Liabilities
Issues	4,547	14,984	7,625
Repurchases or redemptions	(9,115)	(6,800)	(13,303)
Bonds and debentures | Santander Holding USA, Inc.
Changes in financial instruments, Liabilities
Issues	2,778	1,210	4,133
Repurchases or redemptions	(1,990)	(903)	(759)
Bonds and debentures | Banco Santander - Chile
Changes in financial instruments, Liabilities
Issues	1,644	1,483	579
Repurchases or redemptions	(848)	(204)	(1,442)
Bonds and debentures | Santander Consumer Bank A.S.
Changes in financial instruments, Liabilities
Issues	1,572	1,342	1,117
Repurchases or redemptions	(1,551)	(1,268)	(337)
Bonds and debentures | PSA Banque France
Changes in financial instruments, Liabilities
Issues	1,132	716	1,032
Bonds and debentures | PSA Bank Deutschland GmbH
Changes in financial instruments, Liabilities
Issues	1,104	600	13
Repurchases or redemptions	(902)	(488)	(23)
Bonds and debentures | Santander International Products, Plc.
Changes in financial instruments, Liabilities
Issues	848	249	588
Repurchases or redemptions	(722)	(491)	(310)
Bonds and debentures | SCF Rahoituspalvelut VIII DAC
Changes in financial instruments, Liabilities
Issues	799	0	0
Bonds and debentures | Santander Consumer Bank AG
Changes in financial instruments, Liabilities
Issues	750	0	749
Bonds and debentures | Santander Consumer Bank S.p.A.
Changes in financial instruments, Liabilities
Issues	589	0	151
Bonds and debentures | Santander Mexico
Changes in financial instruments, Liabilities
Issues	577	560	118
Repurchases or redemptions	(159)	(579)	(224)
Bonds and debentures | Banco Santander Totta SA
Changes in financial instruments, Liabilities
Issues	0	0	1,999
Repurchases or redemptions	(739)	(41)	(998)
Bonds and debentures | SCF Rahoituspalvelut KIMI VI DAC
Changes in financial instruments, Liabilities
Issues	0	0	635
Bonds and debentures | Santander Bank, National Association
Changes in financial instruments, Liabilities
Repurchases or redemptions	0	0	(886)
Bonds and debentures | Banca PSA Italia S.P.A.
Changes in financial instruments, Liabilities
Repurchases or redemptions	0	(600)	0
Banco Santander S.A. | Bonds and debentures
Changes in financial instruments, Liabilities
Repurchases or redemptions	€ (3,303)	€ (4,752)	€ (9,956)